Convertible Loans (Details) - USD ($)		9 Months Ended
		Feb. 28, 2017	May 31, 2016
Short-term Debt [Line Items]
Amount of Note		$ 388,750
Repayments / Conversions		(342,750)
Principal Balance		$ 46,000	$ 207,750
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	[1]	Feb. 16, 2016
Maturity Date	[1]	Feb. 02, 2017
Stated Interest Rate	[1]	8.00%
Amount of Note	[1]	$ 40,000
Repayments / Conversions	[1]	(40,000)
Principal Balance	[1]
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date		Apr. 19, 2016
Maturity Date		Apr. 19, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 30,000
Repayments / Conversions		(30,000)
Principal Balance
Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Issue Date		May 09, 2016
Maturity Date		May 09, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 30,000
Repayments / Conversions		(30,000)
Principal Balance
Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Issue Date		May 09, 2016
Maturity Date		May 09, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 30,000
Repayments / Conversions		(30,000)
Principal Balance
Auctus Fund, LLC [Member]
Short-term Debt [Line Items]
Issue Date		May 10, 2016
Maturity Date		Feb. 10, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 77,750
Repayments / Conversions		(77,750)
Principal Balance
JSJ Investments Inc. [Member]
Short-term Debt [Line Items]
Issue Date		Jun. 02, 2016
Maturity Date		Feb. 26, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 55,000
Repayments / Conversions		(55,000)
Principal Balance
Black Forest Capital LLC [Member]
Short-term Debt [Line Items]
Issue Date		Jun. 14, 2016
Maturity Date		Jun. 14, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 80,000
Repayments / Conversions		(80,000)
Principal Balance
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date		Dec. 28, 2016
Maturity Date		Dec. 28, 2017
Stated Interest Rate		8.00%
Amount of Note		$ 46,000
Repayments / Conversions
Principal Balance		$ 46,000

[1]	This Note was repaid in full with cash on July 14, 2016.